LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
2029		$ 429
Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
2025	$ 2,818	4,151
2026	2,572	2,557
2027	2,572	2,572
2028	429	2,572
Total future minimum lease payments	11,921	12,281
Less: Interest	2,700	2,052
Total lease liability	$ 9,221	$ 10,229	$ 14,096